UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.A. MacGuire & Company, LLC
Address: 381 Boston Post Road
         Darien, Connecticut
         06820           USA

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin MacGuire
Title: President and Chief Compliance Officer
Phone: 203-656-8173

Signature, Place, and Date of Signing:

   /s/ Kevin MacGuire       Darien, Connecticut             08/19/2008
------------------------  -----------------------   --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  55
Form 13F Information Table Value Total:  $171,837,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                            Title of                  Value       Shrs or                Investment       Voting Authority
Name of Issuer               Class        Cusip      (x$1000)     Prn Amt.   Shr/Prn     Discretion       Sole       None
--------------               -----        -----      --------     --------   -------     ----------       ----       ----
ALR Technologies              com       001630102           2       33,500     shr          sole          33,500          -
Abbott Laboratories           com       002824100         407        7,298     shr          sole           7,298          -
Activision                    com       004930202       1,898      100,200     shr          sole          49,000     51,200
Alltel                        com       020039103         710       11,447     shr          sole           6,797      4,650
Automatic Data                com       053015103       3,700       76,450     shr          sole          24,600     51,850
Axis Capital                  com       G0692U109       3,411      100,750     shr          sole          51,950     48,800
Bank of New York              com       064058100         330        8,149     shr          sole           2,489      5,660
Baxter Int'l.                 com       071813109       4,701       89,250     shr          sole          41,850     47,400
Broadridge Financial          com       11133T103         369       18,748     shr          sole           8,873      9,875
CVS Caremark                  com       126650100       4,857      142,265     shr          sole          74,565     67,700
Capital One Financial         com       14040H105       5,929       78,575     shr          sole          39,525     39,050
Carnival Corp.                com       143658300       4,267       91,050     shr          sole          45,650     45,400
Chevron                       com       166764100         740       10,000     shr          sole               -     10,000
Citigroup                     com       172967101       4,159       81,009     shr          sole          41,026     39,983
Comcast Corp.                 com       20030N101         623       24,000     shr          sole               -     24,000
Comcast Corp.                 com       20030N200       3,346      131,382     shr          sole          76,032     55,350
ConocoPhillips                com       20825C104         495        7,240     shr          sole           2,390      4,850
Currencyshares Euro           com       23130C108       2,245       16,760     shr          sole          10,510      6,250
Credit Suisse                 com       H3698D419         609        8,528     shr          sole           8,528          -
Exxon Mobil                   com       30231G102      14,687      194,663     shr          sole          52,361    142,302
Factset Research              com       303075105       4,948       78,735     shr          sole          50,110     28,625
Flowserve                     com       34354P105       3,454       60,396     shr          sole          27,096     33,300
Freddie Mac                   com       313400301       4,042       67,948     shr          sole          38,448     29,500
General Dynamics              com       369550108       5,333       69,810     shr          sole          37,410     32,400
General Electric              com       369604103       6,058      171,324     shr          sole          91,324     80,000
Harrah's Entertainment        com       413619107       4,244       50,255     shr          sole          22,855     27,400
Ishares EAFE                  com       464287465         599        7,850     shr          sole           2,050      5,800
Ishares MC 400                com       464287507         541        6,400     shr          sole             300      6,100
Ishares SC 600                com       464287804         960       14,140     shr          sole           1,940     12,200
Ishares Oil Equip & Ser       com       464288844         192        4,000     shr          sole               -      4,000
JP Morgan Chase               com       46625H100       5,416      111,957     shr          sole          68,957     43,000
Johnson & Johnson             com       478160104         473        7,852     shr          sole           6,284      1,568
Lehman Bros.                  com       524908100       1,902       27,150     shr          sole          19,550      7,600
NGP Capital                   com       62912R107         241       15,250     shr          sole          15,250          -
Microsoft                     com       594918104         223        8,000     shr          sole               -      8,000
Morgan Stanley                com       617446448       6,075       77,139     shr          sole          40,839     36,300
Nabors Industries             com       G6359F103       7,250      244,350     shr          sole         152,750     91,600
Pantry Inc                    com       698657103       3,617       79,980     shr          sole          41,080     38,900
Pepsico Inc.                  com       713448108       3,710       58,365     shr          sole          27,565     30,800
Proctor & Gamble              com       742718109       5,327       84,347     shr          sole          41,975     42,372
Royal Dutch Shell             com       780259206         278        4,200     shr          sole           4,200          -
SPDR 500 Tr.                  com       78462F103       4,588       32,310     shr          sole              10     32,300
SPDR Oil & Gas Tr.            com       78464A730         204        5,000     shr          sole               -      5,000
Schein, Henry                 com       806407102         303        5,500     shr          sole             500      5,000
Schlumberger, Ltd             com       806857108       7,109      102,887     shr          sole          65,987     36,900
Smith Int'l.                  com       832110100       2,203       45,850     shr          sole          13,750     32,100
Streettracks Gold Trust       com       863307104       4,368       66,450     shr          sole          33,050     33,400
Sysco Systems                 com       871829107       4,039      119,400     shr          sole          60,950     58,450
3M Co.                        com       88579Y101       3,444       45,060     shr          sole          17,300     27,760
Tiffany & Co.                 com       886547108       4,159       91,450     shr          sole          38,050     53,400
U.S. Bancorp                  com       902973304       1,776       50,784     shr          sole          24,148     26,636
United Technologies           com       913017109       4,443       68,350     shr          sole          38,750     29,600
Walgreen                      com       931422109       3,725       81,175     shr          sole          44,475     36,700
Williams Cos.                 com       969457100       6,233      219,000     shr          sole         119,200     99,800
Wyeth                         com       983024100       2,870       57,375     shr          sole          25,825     31,550